SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended			6 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jun. 30, 2018	Aug. 16, 2018
Subsequent Event
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued		345,748
Dividends payable, amount (in USD per share)					$ 0.10
Convertible Debt
Subsequent Event [Line Items]
Debt instrument, repurchased face amount				$ 28.4
Debt instrument, interest rate, stated percentage				3.07%
Long-term debt				$ 200.0
Debt conversion, converted instrument, shares issued				329,505
Convertible Debt | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, repurchased face amount		$ 1.4
Debt instrument, interest rate, stated percentage		3.07%
Long-term debt		$ 200.0
Debt instrument, convertible, conversion price, percentage of par value		99.05%
Debt instrument, convertible, repurchased face amount held		$ 29.8
Debt instrument, convertible, repurchased face amount, percentage		14.90%
Golden Eminence
Subsequent Event [Line Items]
Proceeds from sale of property, plant, and equipment			$ 14.7
Golden Eminence | Subsequent Event
Subsequent Event [Line Items]
Proceeds from sale of property, plant, and equipment	$ 14.7